Liquidity Risks and Management's Plans (Details Textual) (USD $)	Dec. 31, 2013	Feb. 19, 2013	Mar. 31, 2014 Subsequent Event [Member] Deerfield Facility Agreement [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000	$ 35,000,000
Initial Draw Disbursement Amount			9,000,000
Second Draw Disbursement Amount			26,000,000
Cash	$ 3,300,000